Note 7 - Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Future Minimum Rental Payments for Operating Leases

The Company leases its office space in Ha-Nam City in Korea which expires on December 31, 2016. The minimum obligations under such commitments for the period ending March 31, 2016 through December 31, 2018 are listed on the table below.

	For the Year	Amount
	Ending

2016		$165,620
2017		101,249
2018	and beyond	0

	Total Commitment	$266,869

The Company leases its office space in Ha-Nam City in Korea which expires on December 31, 2016. The minimum obligations under such commitments for the years ending December 31, 2015 through December 31, 2018 are listed on the table below.

For the Year		Amount
Ending

2016		$220,827
2017		101,249
2018	and beyond	0

Total Commitment		$322,076